Subsequent Events (Details) - USD ($)		1 Months Ended					6 Months Ended	12 Months Ended
	Mar. 10, 2020	Feb. 27, 2020	Jan. 24, 2020	Dec. 26, 2019	Nov. 27, 2019	Oct. 29, 2019	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2020
Subsequent Events (Details) [Line Items]
Deferred discount (in Dollars)									$ 2,500,000
Stock Issued During Period, Shares, Other			3,011,003
Aggregate principal amount (in Dollars)			$ 31,975,073	$ 1,094,300	$ 1,094,300	$ 1,094,300	$ 20,721,293	$ 14,962,645
Per share price (in Dollars per share)			$ 10.61
Holdings of common Stock by sponsor	1,125,000
Redemption rights, description		Upon completion of the Mergers, current stockholders who do not exercise their redemption rights will receive 1.421333 shares of Holdings Common Stock to replace each one of their existing shares of the Company’s Class A common stock and current holders of Class F common stock will receive one share of Holdings Common Stock to replace each one of their existing shares of the Company’s Class F common stock, as applicable. Upon completion of the Mergers, all of the warrants to purchase the Company’s common stock will be cancelled and exchanged for warrants (“Holdings Warrants”) to purchase 1.421333 shares of Holdings Common Stock per warrant on the same terms and conditions as the original warrants.
Common Class F [Member]
Subsequent Events (Details) [Line Items]
Common shares agreed to cancelled	1,185,741